APPENDIX I

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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.      Name and address of issuer:

               ST. CLAIR FUNDS, INC.
               480 Pierce Street
               Birmingham, Michigan 48009

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

               Liquidity Plus Money Market Fund
               Institutional S&P 500 Index Equity Fund
               Institutional S&P MidCap Index Equity Fund

3.      Investment Company Act File Number: 811-4038

        Securities Act File Number:

4(a).   Last day of fiscal year for which this Form is filed:
               December 31, 1998

4(b).   /  /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
              (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).   /  /  Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

        (i)    Aggregate sale price of securities sold
               during the fiscal year in pursuant to
               section 24(f):                                   $105,742,975
                                                                ------------

        (ii)   Aggregate price of securities redeemed
               or repurchased during the fiscal year:            $84,773,407
                                                                 -----------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year
               ending no earlier than October 11, 1995
               that were not previously used to reduce
               registration fees payable to the
               Commission:                                                $0
                                                                          --

        (iv)   Total available redemption credits
               [add Item 5(ii) and 5(iii):                       $84,773,407
                                                                 -----------

        (v)    Net sales - if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                  $20,969,568
                                                                 -----------

        (vi)   Redemption credits available for use in                    $0
               future years - if Item 5(i) is less                        --
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:

        (vii)  Multiplier for determining registration
               Fee (See Instruction C.9):                 X        $0.000278
                                                                   =========

       (viii)  Registration fee due [multiply Item 5(v)
               by Item 5 (vii)] (enter "0" if no
               fee is due):                               =           $5,830
                                                                      ======

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                             +           $ 0
                                                                         ---

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:
                                                             =        $5,830
                                                                      ======

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

               Method of Delivery:

               /X/ Wire Transfer
               / / Mail or other means


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.



By (Signature and Title)*   /s/ Lisa Anne Rosen
                            --------------------------
                                Lisa Anne Rosen

                            --------------------------
                                Assistant Treasurer

Date:  _______________

*Please print the name and title of the signing officer below the signature.